United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—72.6%
		Basic Industry - Chemicals—0.6%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$1,364,110
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,474,480
2,220,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,328,692
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,519,868
1,200,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,170,358
		TOTAL	7,857,508
		Basic Industry - Metals & Mining—2.3%
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,051,360
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	849,059
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,421,267
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,047,414
3,100,000		Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,272,112
1,820,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,856,525
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,575,077
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,315,959
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	1,351,150
1,360,000		Worthington Industries, Inc., Sr Unsecured Note, Series 0, 4.300%, 08/01/2032	1,309,558
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,154,333
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,500,600
		TOTAL	28,704,414
		Basic Industry - Paper—0.7%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 08/15/2047	3,160,830
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 03/15/2023	2,257,094
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	2,967,310
		TOTAL	8,385,234
		Capital Goods - Aerospace & Defense—1.9%
2,500,000		Arconic, Inc., 5.870%, 02/23/2022	2,662,500
1,570,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,638,688
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	2,956,366
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	2,089,210
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,167,563
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	683,800
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 02/15/2027	925,691
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	1,871,733
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,749,202
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,462,901
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%) 2/15/2042	2,947,375
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/01/2025	767,812
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	715,262
		TOTAL	23,638,103
		Capital Goods - Building Materials—1.0%
4,160,000		Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.55%, 10/01/2027	4,001,837
1,920,000		Masco Corp., Sr Unsecured Note, Series 0, 4.500%, 05/15/2047	1,861,081
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	2,003,430

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$2,708,000	Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	$2,953,824
1,000,000	Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,035,400
	TOTAL	11,855,572
	Capital Goods - Construction Machinery—0.6%
2,730,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	2,894,351
2,500,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 04/05/2022	2,561,600
2,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	2,037,349
	TOTAL	7,493,300
	Capital Goods - Diversified Manufacturing—1.3%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	844,898
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	854,618
1,000,000	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,052,265
1,025,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,000,693
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 03/01/2027	2,246,367
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	823,464
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	685,634
4,045,000	Valmont Industries, Inc., 5.25%, 10/01/2054	4,044,950
1,487,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,600,096
1,870,000	Wabtec Corp., Sr Unsecured Note, Series 0, 3.45%, 11/15/2026	1,783,289
760,000	Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/01/2026	738,042
	TOTAL	15,674,316
	Capital Goods - Packaging—0.5%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,814,028
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,089,777
910,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	1,027,636
750,000	WestRock Co., 7.65%, 03/15/2020	756,399
960,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 03/01/2019	977,319
	TOTAL	5,665,159
	Communications - Cable & Satellite—2.0%
6,400,000	CCO Safari II LLC, 4.908%, 07/23/2025	6,600,630
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,395,947
900,000	Comcast Corp., 7.050%, 03/15/2033	1,178,760
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	1,406,796
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/01/2049	1,607,545
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 09/15/2026	1,821,054
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,291,479
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,513,224
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,449,648
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,334,167
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,150,867
360,000	Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	379,469
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	2,945,341
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	239,313
	TOTAL	24,314,240
	Communications - Media & Entertainment—2.7%
2,000,000	21st Century Fox America, Inc., 6.75%, 1/09/2038	2,575,247
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,165,504
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	1,010,205
3,995,000	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	4,036,505

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$2,350,000	CBS Corp., 4.900%, 08/15/2044	$2,365,459
5,060,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 03/20/2028	4,867,441
4,380,000	Grupo Televisa S.A., 6.625%, 03/18/2025	5,017,450
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	750,460
460,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	466,787
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	2,964,710
920,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	943,049
1,500,000	S&P Global, Inc., Sr. Note, 4.400%, 2/15/2026	1,588,823
2,950,000	WPP Finance 2010, 3.750%, 09/19/2024	2,955,225
2,440,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,558,716
	TOTAL	33,265,581
	Communications - Telecom Wireless—0.9%
2,900,000	American Tower Corp., 3.450%, 09/15/2021	2,922,057
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,457,599
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 02/15/2028	2,704,414
1,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,526,234
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 09/01/2021	475,314
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 02/16/2027	2,132,581
	TOTAL	11,218,199
	Communications - Telecom Wirelines—2.9%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,167,663
2,950,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	2,844,618
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 03/01/2027	2,554,341
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,290,026
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,095,378
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	1,014,341
2,050,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	2,061,306
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,605,949
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,876,170
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	2,294,836
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	5,671,292
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 08/10/2033	2,013,869
4,880,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,293,525
	TOTAL	35,783,314
	Consumer Cyclical - Automotive—1.1%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,778,854
880,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 09/20/2022	897,508
960,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/01/2025	949,695
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/01/2045	1,757,168
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,241,587
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,237,154
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.600%, 03/19/2020	1,560,025
2,625,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	2,627,641
	TOTAL	14,049,632
	Consumer Cyclical - Leisure—0.2%
2,800,000	Football Trust V, Pass Thru Cert., 5.35%, 10/05/2020	2,939,625
	Consumer Cyclical - Lodging—0.8%
1,000,000	Choice Hotels International, Inc., 5.75%, 7/01/2022	1,073,750
2,900,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	3,055,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Lodging—continued
$3,930,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	$3,913,505
2,000,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,005,523
	TOTAL	10,048,653
	Consumer Cyclical - Retailers—1.8%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,587,607
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,107,798
1,280,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/01/2025	1,305,085
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	590,469
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 06/01/2027	2,076,616
1,074,167	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,119,443
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	745,148
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,667,428
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,031,242
1,000,000	Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	991,934
1,420,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	1,464,259
5,700,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 09/14/2027	5,383,623
1,150,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,201,772
890,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	912,407
	TOTAL	22,184,831
	Consumer Cyclical - Services—1.2%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/06/2027	2,866,423
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,458,722
3,420,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 08/22/2027	3,303,368
900,000	Expedia, Inc., 4.500%, 8/15/2024	911,203
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,159,967
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,850,769
1,000,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,188,371
2,220,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	2,177,884
	TOTAL	14,916,707
	Consumer Non-Cyclical - Food/Beverage—4.4%
5,545,000	Anheuser-Busch InBev Finance, Inc. 3.65%, 2/01/2026	5,504,363
2,120,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,269,055
3,000,000	Anheuser-Busch InBev Finance, Inc., Sr Unsecured Note, Series 0, 3.300%, 02/01/2023	2,990,576
980,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 07/15/2026	887,804
2,150,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,003,477
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	1,517,056
1,624,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	1,604,322
1,600,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,661,075
2,245,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	2,209,442
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,804,628
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	497,438
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 06/01/2026	653,398
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 07/15/2025	2,714,363
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,340,591
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,497,734
4,585,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	4,466,264
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	1,600,286
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	929,132
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	574,118

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	$2,133,397
470,000	PepsiCo, Inc., 2.15%, 10/14/2020	463,498
2,250,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	2,264,229
1,080,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,152,107
1,260,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/03/2021	1,219,110
550,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 02/01/2027	545,220
1,175,000	Tyson Foods, Inc., 3.95%, 8/15/2024	1,196,165
1,000,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,122,803
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,754,652
970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 06/02/2047	987,066
	TOTAL	54,563,369
	Consumer Non-Cyclical - Health Care—1.4%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 09/22/2026	3,060,046
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	278,284
1,050,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,041,542
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 06/06/2027	2,251,676
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,435,297
2,580,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	2,581,146
765,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	769,513
1,405,000	Becton Dickinson & Co., Sr. Unsecd. Note, Series 144A, 3.00%, 05/15/2026	1,407,541
1,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 04/01/2027	1,373,271
575,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	573,302
1,500,000	Thermo Fisher Scientific Inc., Sr. Unsecd. Note, 2.95%, 09/19/2026	1,405,346
1,350,000	Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/01/2025	1,311,330
	TOTAL	17,488,294
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
4,590,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	4,560,599
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,413,264
4,100,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,065,820
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	804,898
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 3/15/2025	741,206
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	2,260,449
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	2,239,574
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,888,614
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,097,404
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 02/20/2028	3,939,036
3,585,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	3,750,090
3,240,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,053,450
2,360,000	Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 2.400%, 09/23/2021	2,281,092
2,140,000	Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 3.200%, 09/23/2026	1,994,091
2,250,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	1,838,398
2,350,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.100%, 10/01/2046	1,740,315
	TOTAL	40,668,300
	Consumer Non-Cyclical - Products—0.3%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 08/01/2027	971,859
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	2,202,066
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 06/26/2027	956,164
	TOTAL	4,130,089

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.2%
$960,000	Kroger Co., Bond, 6.900%, 04/15/2038	$1,202,837
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 02/01/2047	944,585
	TOTAL	2,147,422
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 08/06/2019	272,821
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	2,950,146
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 08/15/2047	4,120,880
	TOTAL	7,343,847
	Energy - Independent—1.5%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,823,425
5,890,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,691,205
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 05/15/2027	963,401
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,551,443
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,374,811
440,000	XTO Energy, Inc., 6.375%, 06/15/2038	596,158
775,000	XTO Energy, Inc., 6.750%, 08/01/2037	1,054,810
	TOTAL	18,055,253
	Energy - Integrated—2.1%
1,740,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	1,749,267
1,785,000	BP Capital Markets PLC, 3.119%, 5/04/2026	1,729,317
1,480,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,555,835
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,146,486
2,100,000	Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,052,450
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,424,650
4,650,000	Petro-Canada, Bond, 5.350%, 07/15/2033	5,278,624
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	273,614
1,000,000	Petroleos Mexicanos, 6.500%, 06/02/2041	1,002,250
4,180,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,381,267
2,350,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	2,253,707
660,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 05/10/2046	655,069
	TOTAL	25,502,536
	Energy - Midstream—3.1%
3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/01/2027	3,118,796
1,652,000	Columbia Pipeline Group Inc., Sr. Unsecd. Note, 4.500%, 06/01/2025	1,697,652
1,000,000	Columbia Pipeline Group Inc., Sr. Unsecd. Note, 5.800%, 06/01/2045	1,161,875
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	5,929,380
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,021,745
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,489,587
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	873,904
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,892,368
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,358,688
3,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2028	3,766,920
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 04/15/2038	2,300,274
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 03/01/2047	1,574,165
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	933,662
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,084,755
2,300,000	Williams Partners LP, 4.900%, 1/15/2045	2,321,944
3,100,000	Williams Partners LP, 5.250%, 03/15/2020	3,236,474
	TOTAL	37,762,189

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.4%
$700,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	$705,250
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,450,000
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,309,500
		TOTAL	4,464,750
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	872,544
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	869,208
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,174,223
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,131,894
		TOTAL	8,047,869
		Financial Institution - Banking—12.0%
2,000,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	2,012,347
3,000,000		BB&T Corp., 2.45%, Series MTN, 1/15/2020	2,982,782
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,437,940
3,500,000	[4]	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 01/23/2026	3,421,739
2,175,000	[4]	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	2,137,182
6,395,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 07/21/2023	6,227,512
8,400,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/01/2021	8,261,123
2,230,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 01/20/2028	2,215,194
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/01/2024	1,899,502
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,098,739
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,726,550
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,427,059
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,191,901
990,000		Citigroup, Inc., 4.125%, 7/25/2028	984,955
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,835,954
3,410,000	[4]	Citigroup, Inc., Sr Unsecured Note, 2.876%, 07/24/2023	3,331,634
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,220,656
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	1,857,819
6,000,000	[4]	Citigroup, Inc., Sr. Unsecd. Note, 3.52%, 10/27/2028	5,794,054
3,500,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,562,145
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,537,245
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	989,880
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,566,784
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 04/26/2022	3,206,193
4,200,000	[4]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	4,106,125
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,500,524
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,530,402
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,851,911
740,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	733,990
7,500,000		J.P. Morgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,557,360
1,480,000	[4]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 04/25/2023	1,449,962
4,380,000	[4]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 01/23/2029	4,251,438
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,119,090
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%) 12/01/2021	3,974,210
7,500,000	[4]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 01/24/2029	7,347,700
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	2,115,433
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,255,149
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	1,478,702

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	$4,403,419
2,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 04/29/2021	1,948,176
3,215,354	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,926,190
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	893,614
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	2,701,851
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	2,268,816
9,750,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	9,513,848
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	1,752,553
3,550,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,567,928
		TOTAL	148,175,280
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 01/12/2027	2,128,370
2,500,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,674,073
4,255,000		FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,572,086
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	594,374
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,328,283
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,782,187
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,865,193
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,443,131
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	810,904
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	1,173,489
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/01/2025	2,420,668
975,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	1,005,604
		TOTAL	24,798,362
		Financial Institution - Finance Companies—1.1%
1,010,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 05/26/2022	1,007,364
783,000		Discover Bank, Sub., Series BKNT, 8.700%, 11/18/2019	851,831
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,536,543
2,236,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,151,373
5,606,000		GE Capital International Funding Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	5,514,796
2,000,000		Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,103,726
		TOTAL	14,165,633
		Financial Institution - Insurance - Health—0.5%
740,000		Anthem, Inc., 5.85%, 01/15/2036	855,677
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	1,935,909
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,709,772
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,265,947
		TOTAL	5,767,305
		Financial Institution - Insurance - Life—1.8%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,843,125
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,933,367
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,307,105
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	804,752
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	1,113,825
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,602,500
700,000		New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	954,148
4,000,000		Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	4,928,639
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,329,551

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	$2,030,215
	TOTAL	21,847,227
	Financial Institution - Insurance - P&C—1.2%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,178,841
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	981,226
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,318,399
2,880,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	3,034,220
850,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	896,646
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,483,866
1,000,000	USF&G Capital, 8.312%, 07/01/2046	1,407,229
	TOTAL	14,300,427
	Financial Institution - REIT - Apartment—0.7%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	2,109,939
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,016,076
2,160,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,159,391
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	962,057
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	1,495,106
	TOTAL	8,742,569
	Financial Institution - REIT - Healthcare—0.5%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,262,615
500,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	505,636
1,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,068,378
2,300,000	Healthcare Trust of America, 3.700%, 04/15/2023	2,304,745
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	1,164,939
	TOTAL	6,306,313
	Financial Institution - REIT - Office—0.4%
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	1,542,171
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,474,983
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 01/15/2025	2,311,632
	TOTAL	5,328,786
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,271,345
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,958,450
	TOTAL	4,229,795
	Financial Institution - REIT - Retail—0.8%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	381,581
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	1,695,010
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,619,037
1,700,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,775,999
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,707,816
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,287,887
	TOTAL	10,467,330
	Municipal Services—0.4%
1,779,997	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,981,685
2,835,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	3,118,983
	TOTAL	5,100,668
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,157,486

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—3.3%
$2,840,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	$2,817,163
1,470,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,506,910
920,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	923,298
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 01/15/2027	2,363,762
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,492,302
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	1,339,402
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 8.35%, 07/15/2046	1,986,181
1,620,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,514,559
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,007,171
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,288,075
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,527,564
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 06/15/2025	1,630,248
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,254,158
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,069,380
2,540,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,549,892
3,325,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	3,451,230
1,290,000	Microsoft Corp., Sr. Unsecd. Note, 3.700%, 08/08/2046	1,255,756
1,000,000	Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	929,818
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	2,104,506
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 01/30/2023	1,391,066
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/01/2040	971,060
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	467,523
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,421,660
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,727,597
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	201,938
	TOTAL	41,192,219
	Transportation - Railroads—0.7%
305,850	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/02/2021	326,113
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,810,776
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 02/01/2025	2,181,523
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 05/15/2023	1,284,337
810,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	765,623
	TOTAL	8,368,372
	Transportation - Services—0.9%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	5,086,644
950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	947,782
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.400%, 11/15/2026	3,167,183
1,750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,751,666
	TOTAL	10,953,275
	Utility - Electric—4.3%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	983,541
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,394,240
300,000	Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	302,777
338,765	Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	125,343
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,839,910
1,233,000	Consolidated Edison Co., 4.625%, 12/01/2054	1,330,962
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	382,941
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	1,113,106
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,213,443

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	$131,663
1,950,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	1,925,042
5,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	5,047,050
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	810,108
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	1,289,252
750,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 05/25/2047	767,614
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,237,938
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	967,701
1,320,000	Fortis, Inc., Sr. Unsecd. Note, 2.100%, 10/04/2021	1,270,486
2,350,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	2,188,293
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,101,301
3,060,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	3,830,060
1,645,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,728,543
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 05/01/2027	3,018,687
3,100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,083,247
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,511,060
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	1,056,732
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	727,392
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	874,198
200,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	205,150
3,185,000	Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,033,945
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.75%, 10/01/2026	1,871,231
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,548,460
	TOTAL	52,911,416
	Utility - Natural Gas—1.0%
195,000	Atmos Energy Corp., 8.500%, 03/15/2019	206,687
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,585,959
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,520,802
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,699,368
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,607,949
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,258,702
	TOTAL	11,879,467
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	766,151
	TOTAL CORPORATE BONDS (IDENTIFIED COST $879,406,919)	894,626,387
	MORTGAGE-BACKED SECURITIES—0.0%
1,046	Federal Home Loan Mortgage Corp. Pool C00702, 6.000%, 1/1/2029	1,151
1,203	Federal Home Loan Mortgage Corp. Pool C00748, 6.000%, 4/1/2029	1,327
430	Federal Home Loan Mortgage Corp. Pool C20263, 6.000%, 1/1/2029	473
957	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,071
1,844	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,086
1,026	Federal National Mortgage Association Pool 421223, 7.000%, 5/1/2028	1,153
13,029	Federal National Mortgage Association Pool 439947, 6.500%, 11/1/2028	14,471
7,262	Federal National Mortgage Association Pool 489867, 6.500%, 3/1/2029	8,074
1,038	Government National Mortgage Association Pool 449491, 7.500%, 12/15/2027	1,187
833	Government National Mortgage Association Pool 486467, 7.000%, 30 Year, 8/15/2028	947
2,094	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,304

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$1,312		Government National Mortgage Association Pool 780373, 7.000%, 12/15/2023	$1,424
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,077)	35,668
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	4,348,111
1,595,000		Tampa, FL Sports Authority, 8.020%, (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,808,874
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,335,735)	6,156,985
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[1,3]	MLR Petroleum LLC (IDENTIFIED COST $5,217)	0
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.67%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		Prologis Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, 8.54%	5,560,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,561,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$134,982		Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $132,394)	142,554
		INVESTMENT COMPANIES—26.0%
4,264,278		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[5]	4,264,278
50,048,416		High Yield Bond Portfolio	315,805,503
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $408,483,814)	320,069,781
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,298,381,446)	1,226,592,675
		OTHER ASSETS AND LIABILITIES-NET—0.5%[6]	6,141,677
		TOTAL NET ASSETS—100%	$1,232,734,352
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[1]United States Treasury Notes 10-Year Short Futures	200	$24,009,375	June 2018	$27,657
The average notional value of short futures contracts held by the Fund throughout the period was $24,485,938. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	20,829,557	50,048,416	70,877,973
Purchases/Additions	52,890,405	—	52,890,405
Sales/Reductions	(69,455,684)	—	(69,455,684)
Balance of Shares Held 2/28/2018	4,264,278	50,048,416	54,312,694
Value	$4,264,278	$315,805,503	$320,069,781
Change in Unrealized Appreciation/Depreciation	$262	$(5,004,843)	$(5,004,581)
Net Realized Gain/(Loss)	$(1,419)	$—	$(1,419)
Dividend Income	$47,933	$4,835,502	$4,883,435
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$892,700,197	$1,926,190	$894,626,387
Mortgage-Backed Securities	—	35,668	—	35,668
Municipal Bonds	—	6,156,985	—	6,156,985
Collateralized Mortgage Obligation	—	142,554	—	142,554
Equity Securities:
Common Stocks
International	—	—	0	0
Preferred Stocks
Domestic	5,560,000	—	1,300[1]	5,561,300
Investment Companies[2]	4,264,278	—	—	320,069,781
TOTAL SECURITIES	$9,824,278	$899,035,404	$1,927,490	$1,226,592,675
Other Financial Instruments[3]
Assets	$27,657	$—	$—	$27,657
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$27,657	$—	$—	$27,657
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

2	As permitted by U.S. generally accepted accounting principles, Investment Company valued at $315,805,503 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018